Related parties - Summary of ADS Purchases (Details)	Jun. 30, 2023 USD ($) shares
Related Party Transaction
ADSs Purchased (in shares) | shares	56,500,000
Total purchase price | $	$ 113,000,000.0
Syncona LLP
Related Party Transaction
ADSs Purchased (in shares) | shares	14,000,000
Total purchase price | $	$ 28,000,000.0
Deep Track Capital, LP
Related Party Transaction
ADSs Purchased (in shares) | shares	15,000,000
Total purchase price | $	$ 30,000,000.0
Qatar Investment Authority
Related Party Transaction
ADSs Purchased (in shares) | shares	15,000,000
Total purchase price | $	$ 30,000,000.0
Armistice Capital, LLC
Related Party Transaction
ADSs Purchased (in shares) | shares	10,000,000
Total purchase price | $	$ 20,000,000.0
Blackstone
Related Party Transaction
ADSs Purchased (in shares) | shares	2,500,000
Total purchase price | $	$ 5,000,000.0